Condensed Consolidated Statements of Operations - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Revenues
Total revenues		$ 52,168	$ 52,337
Operating expenses
Research and development expenses		(33,282)	(28,664)
Selling expenses		(3,785)	(4,615)
Administrative expenses		(10,195)	(7,023)
Total operating expenses		(88,218)	(77,358)
Loss from operations		(36,050)	(25,021)
Other income, net of other expenses		1,143	1,151
Loss before income taxes and equity in earnings of equity investees		(34,907)	(23,870)
Income tax expense		(1,309)	(1,565)
Equity in earnings of equity investees, net of tax		17,110	15,030
Net loss		(19,106)	(10,405)
Less: Net income attributable to non-controlling interests		(779)	(1,325)
Net loss attributable to the Company		$ (19,885)	$ (11,730)
Losses per share attributable to the Company-basic and diluted (US$ per share)	[1]	$ (0.03)	$ (0.02)
Number of shares used in per share calculation-basic and diluted		665,470,220	663,844,980
Related parties
Revenues
Total revenues		$ 1,993	$ 4,313
Goods | Third parties
Revenues
Total revenues		44,744	40,631
Operating expenses
Costs of goods and services		(38,316)	(34,030)
Goods | Related parties
Revenues
Total revenues		1,866	1,731
Operating expenses
Costs of goods and services		(1,343)	(1,209)
Commercialization services | Third parties
Revenues
Total revenues		1,739	2,558
Operating expenses
Costs of goods and services		(1,297)	(1,817)
Collaboration research and development services | Third parties
Revenues
Total revenues		2,714	4,835
Research and development services | Related parties
Revenues
Total revenues		127	$ 2,582
Other collaboration revenue from royalties | Third parties
Revenues
Total revenues		$ 978

[1]	Note: The losses per share attributable to the Company—basic and diluted presented were adjusted retroactively for each of the three months ended March 31, 2018 and 2019 to take into account the share split approved by ordinary resolution at the extraordinary general meeting of the Company held on May 29, 2019, pursuant to which each ordinary share was subdivided into 10 ordinary shares.